Certain transactions (Schedule of Fair Value of Acquired Assets and Assumed Liabilities - Stoke acquisition) (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Goodwill	$ 77,270	$ 77,270
Customer Relationships [Member]
Business Acquisition [Line Items]
Estimated amortization period	3 years
Trade Names [Member]
Business Acquisition [Line Items]
Estimated amortization period	5 years
Stoke Talent Ltd.
Business Acquisition [Line Items]
Cash and cash equivalents	$ 12,278
Intangible assets	1,160
Goodwill	56,367
Total acquired assets	106,754
Total assumed liabilities	(1,099)
Net assets acquired	105,655
Stoke Talent Ltd. | Developed technology
Business Acquisition [Line Items]
Intangible assets	$ 35,691
Estimated amortization period	7 years
Stoke Talent Ltd. | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets	$ 506
Estimated amortization period	5 years
Stoke Talent Ltd. | Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets	$ 752
Estimated amortization period	6 years